License Agreement, Advances From Collaboration Partners, Legal, and Other Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
License Agreement, Advances From Collaboration Partners, Legal, and Other Contingencies
6. License Agreement, Advances From Collaboration Partners, Legal and Other Contingencies
Almirall License Agreement and License and Service Revenue
On March 11, 2024, the Company entered into the Almirall License Agreement with Almirall. Under the terms of the Almirall License Agreement, Almirall obtained global rights to develop and commercialize ZKN-013 for the potential treatment of rare dermatological and other diseases associated with nonsense mutations.

In March 2025, Almirall informed the Company of its decision to not exercise the option for continued research and development services under the Almirall License Agreement, as permitted within the Almirall License Agreement, thereby relieving the Company of its remaining responsibilities under the Almirall License Agreement. The Company remains eligible to receive additional payments throughout the potential development phases, including development and sales milestones of up to approximately $470.0 million and tiered royalties based on any potential future global sales.
During the three and six months ended June 30, 2026 and 2025, the Company recorded no license and service revenue from the Almirall License Agreement.
Cystic Fibrosis Foundation
As of June 30, 2026 and December 31, 2025, the Company recorded advances from collaboration partners in the accompanying unaudited condensed consolidated financial statements related to funding awards from the Cystic Fibrosis Foundation (“CFF”). The Company will be required to repay amounts received from the CFF in certain circumstances, including upon the successful commercialization of exaluren or any derivative products. During the three and six months ended June 30, 2026 and 2025, the Company received no funds from the CFF and made no payments to the CFF. In October 2025, the Company entered into an agreement with the CFF to amend a funding award (the “2025 CFF Amendment”), as amended on February 26, 2026, which reduced the royalty rate to less than one percent in exchange for a payment by the Company to CFF of $0.3 million. The Company is accounting for the $0.3 million payment as a debt discount, which is being amortized over a ten-year
period. As of both June 30, 2026 and December 31, 2025, the unamortized debt discount was $0.3 million.
Prior to October 2025, the funding awards included embedded derivatives arising from provisions that, upon the occurrence of a change of control or sale or license of funded assets (each a disposition event), the Company would be required to make payments to the CFF. The 2025 CFF Amendment terminated this requirement. With the termination of the embedded derivative-related terms under the 2025 CFF Amendment, the value of the related embedded derivatives was zero
as of June 30, 2026 and December 31, 2025.
Royalty Commitments to the IIA
To date, the Company has received research and development grants from the Israel Innovation Authority (the “IIA”) totaling $2.6 million. No grants were received for the three and six months ended June 30, 2026 and 2025.
Under the research and development agreements with the IIA and pursuant to applicable law, the Company is required to pay royalties at a low single-digit percentage on sales to end customers of product candidates developed with funds provided by the IIA, up to an amount equal to 100% of the IIA research and development grants received, plus interest. If the Company does not generate sales of product candidates developed with funds provided by the IIA, the Company is not obligated to pay royalties or repay the grants.
As of June 30, 2026, the Company has not commenced the payment obligation of the royalties and has a contingent obligation with respect to royalty-bearing participation received or accrued amounting to $2.8 million, including accrued interest.
Research and License Agreement with Technion Research and Development Foundation Ltd. (“TRDF”)
On August 29, 2013, the Company entered into the Research and License Agreement (the “Technion Agreement”) with Technion Research and Development Foundation Ltd. (“TRDF”), which was further amended and supplemented to reflect, among other things, the assignment of patents and extension of research periods, with respect to certain technology relating to aminoglycosides and the redesign of aminoglycosides for the treatment of human genetic diseases caused by premature stop mutations and further results of the research of the technology, in order to develop and commercialize products based on such technology. Under the Technion Agreement, TRDF is obligated to provide the Company with research services for an estimated annual payment of $0.1 million, the precise amount to be agreed by the parties prior to the beginning of each year of the research period. During the three and six months ended June 30, 2026 and 2025, no expenses were incurred. As of June 30, 2026 and December 31, 2025, no amounts were recorded in accrued expenses.
In addition, TRDF granted the Company a license to use, market, sell or sub-license
the rights of the product developed under the TRDF research results (the “Licensed Product”), as fully defined in the Technion Agreement, for the following considerations: (i) aggregate milestone payments up to total consideration of $6.5 million; (ii) certain royalties in the low-
to
mid-single-digit
percentage of net sales; and (iii) a
mid-single
to
low-twenties
percentage of any
non-royalty
sub-license
income received by the Company from a
sub-licensed
entity. The Company made no milestone or royalty payments to the TRDF during the three and six months ended June 30, 2026 and 2025.
License Agreement between Zikani and President and Fellows of Harvard College (“Harvard”)
On February 10, 2015, Zikani entered into an agreement with the President and Fellows of Harvard to license certain patent rights owned by Harvard. This license agreement was subsequently amended and restated on March 31, 2020 and further amended on July 17, 2024 (the “Harvard Agreement”). Under the Harvard Agreement, Harvard is entitled to receive clinical and regulatory milestone payments totaling up to $3.6 million in the aggregate per licensed product approved in the United States, European Union, and Japan. The Company is also obligated to make additional royalty payments to Harvard upon the occurrence of certain sales milestones per licensed product up to a mid-single
digit royalty percentage, tiered
non-royalty
sublicense income payments of
mid-single
digit to low double-tens percentage of any sublicense income, and pay Harvard a percentage of income associated with transferring a priority review voucher from the FDA.
Almirall has agreed to assume responsibility for the payment and performance obligations under the Harvard Agreement as sublicensee which ultimately depends on Almirall’s development and commercialization of
ZKN-013.
In addition to the license agreement, the Company also reimburses Harvard for certain costs related to the maintenance and further development of patents developed through the founding stockholder’s research. During the three and six months ended June 30, 2026 and 2025, the Company incurred less than $0.1 million of patent expenses due to Harvard.
Royalty and Revenue Sharing Agreement
On July 10, 2024, as a condition of Domicilium’s entry into the sixth Hercules Amendment (the “Sixth Hercules Amendment”) and in consideration of additional borrowings of $3.2 million from Domicilium, the borrowers and the Company entered into the Royalty Agreement, as amended on March 2, 2026. Capitalized terms under this heading “Royalty and Revenue Sharing Agreement” not otherwise defined herein have the definitions ascribed to them in the Royalty Agreement.
Under the Royalty Agreement, the Company agreed to pay to Domicilium an amount equal to (i) (x)
low-thirties
percentage of the Development and Launch Milestone Payments for the several next occurring Development and Launch Milestone Events (as defined in the Almirall License Agreement), minus (y) the amounts required to be paid by the Company pursuant to certain vendors as defined in the Royalty Agreement, and (ii) (x)
mid-twenties
percentage of (1) each subsequent Development and Launch Milestone Payment plus (2) any Priority Review Voucher Income (as defined in the Almirall License Agreement) realized by Eloxx, less (y) any amount of such Development and Launch Milestone Payments which are due to Harvard University pursuant to the Harvard License Agreement, provided the aggregate amount paid to Domicilium shall not exceed an amount in the mid-double-digit
millions. Each Milestone Sharing Payment shall be applied as a repayment or prepayment, as applicable, of the Loans (as defined in the Amended Loan Agreement) (including all interest and fees thereon) owed to Domicilium, if any such Loans remain outstanding. On January 3, 2025, the Company paid Domicilium $0.5 million related to Development and Launch Milestone Payments, in accordance with the terms of the Royalty Agreement, which was applied as a repayment of the Loans.
The Royalty Agreement provides for an amount based on a percentage of the aggregate of (without duplication) the net sales, royalties and any other income or revenue realized by the Company solely related to or arising from the exaluren compound or any exaluren product, calculated in accordance with U.S. GAAP (collectively, the “exaluren Revenue”) (the “exaluren Revenue-Based Payment”). The exaluren Revenue-Based Payment with respect to each fiscal quarter shall be less than one percent of exaluren Revenue during the applicable fiscal quarter. Commencing on the
ZKN-013
royalty commencement date, the Company promises to pay to Domicilium an amount based on a percentage of the aggregate of (without duplication) the net sales, royalties and any other income or revenue realized by the Company solely related to or arising from the
ZKN-013
compound, calculated in accordance with U.S. GAAP (collectively, the
“ZKN-013
Revenue”). The
ZKN-013
revenue-based payment with respect to each fiscal quarter shall be less than one percent of
ZKN-013
Revenue during the applicable fiscal quarter. The value of the royalty liability for the sales of future revenues was determined to be zero at issuance, at December 31, 2025, and at June 30, 2026, as royalty payments were considered to not be probable.
Contingencies
From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. The Company is currently unaware of any material pending legal proceedings to which it is a party or of which its property is the subject. However, the Company may at times in the future become involved in litigation in the ordinary course of business, which may include actions related to or based on its intellectual property and its use, customer claims, employment practices and employee complaints and other events arising out of its operations. When appropriate in management’s estimation, the Company will record adequate reserves in its financial statements for pending litigation. Litigation is subject to inherent uncertainties, and an adverse result in any such matters could adversely impact its reputation, operations, and its financial operating results or overall financial condition.
The Company accounts for contingent liabilities in accordance with ASC Topic 450, “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of June 30, 2026 and December 31, 2025, the Company was not a party to any litigation that is reasonably possible to have a material adverse effect on the Company’s business, financial position, results of operations or cash flows. Legal costs incurred in connection with loss contingencies are expensed as incurred.

8. License Agreement, Advances From Collaboration Partners, Legal, and Other Contingencies
Almirall License Agreement and License and Service Revenue
On March 11, 2024, the Company entered into the Almirall License Agreement with Almirall. Under the terms of the Almirall License Agreement, Almirall obtained global rights to develop and commercialize ZKN-013 for the potential treatment of rare dermatological and other diseases associated with nonsense mutations.
The Company determined that the Almirall License Agreement consisted of one combined performance obligation for licenses, research and development program activities, governance activities, and a manufacturing technology transfer. In addition, the Almirall License Agreement contains an option that requires the Company to provide further R&D services to Almirall. The Company evaluated the option to continue the R&D services and concluded that the option did not represent a material right, as it was deemed to be for additional R&D services that are at their standalone selling price.
Under the Almirall License Agreement, the Company received an upfront payment of $3.0 million and is eligible to receive additional payments throughout the potential development phases, including development and sales milestones of up to approximately $470.0 million and tiered royalties of mid-single to low-teens percentages of any future global sales. The achievement and timing of the milestones depend on the success of development, approval and sales progress, if any, of commercial products developed under this license agreement.
The Almirall License Agreement is in full force and effect on a licensed product-by-product and country-by-country basis until the expiration of the royalty term for all licensed products. The Company estimated a total transaction price of $3.1 million, consisting of the fixed upfront payment and the manufacturing technology transfer. Upon execution of the Almirall License Agreement, contingent and variable consideration consisting of development milestones were constrained and excluded from the transaction price given the significant uncertainty of achievement of the development milestones. For the Almirall License Agreement, the Company utilized the most likely amount method to estimate the amount expected to be received.
The Company allocated the transaction price entirely to the single bundled performance obligation and recognized the transaction price over the expected term the research and development activities were provided. The Company believed the performance obligation was satisfied over the course of its performance of the research and development activities under the Almirall License Agreement and, depicting its performance in satisfaction of the performance obligation, it used an input method based on costs incurred as a percentage of total expected costs as a measure of progress towards completion of the performance obligation. As the performance obligation was completed during the year ended December 31, 2024, all of the revenue was recognized during the year ended December 31, 2024. During the year ended December 31, 2024, the Company recorded $6.4 million in license and service revenue from the Almirall License Agreement, of which $3.0 million related to the achievement of a development milestone.

In March 2025, Almirall informed the Company of its decision to not exercise the option for continued research and development services under the Almirall License Agreement, as permitted within the Almirall License Agreement, thereby relieving the Company of its remaining responsibilities under the Almirall License Agreement. The Company remains eligible to receive additional payments throughout the potential development phases, including development and sales milestones of up to approximately $470.0 million and tiered royalties based on any potential future global sales.
Cystic Fibrosis Foundation
During 2019, the Company received a funding award (the “2019 CFF Award”) from the Cystic Fibrosis Foundation (“CFF”) for up to $3.6 million and entered into an agreement relating to the award, which agreement was amended in December 2020 and March 2022. Payment of award amounts were subject to the achievement of certain milestones in connection with the Company’s global cystic fibrosis development program. The Company will be required to repay amounts received from the CFF (or specified multiples of such amounts) in certain circumstances, including as royalties on net sales, and, in the event of a disposition of the underlying asset (as defined in the agreement), in which case the Company would be obliged to use up to 5% of the amounts received from the disposition to repay up to three times the award amount. The funding provided to the Company was accounted for as an advance from a collaboration partner within the scope of ASC Topic 730, “Research and Development.”
In March 2022, the Company entered into an agreement with the CFF to amend the 2019 CFF Award to provide for up to an additional $15.9 million to fund the ongoing global Phase 2 clinical development of exaluren in cystic fibrosis (the “2022 CFF Amendment”). In July 2023, the Company received a final closeout milestone payment of $0.2 million and the remaining $7.4 million of the award under the 2022 CFF Amendment will not be available to the Company under the development program. As of December 31, 2025, 2024, and 2023, the Company had received cumulative total payments of $12.1 million related to the 2019 CFF Award, which are recorded as Advances from collaboration partners in the accompanying consolidated financial statements. In September 2022, the CFF determined not to continue funding this program.
In October 2025, the Company entered into an agreement with the CFF to amend the 2019 CFF Award (the “2025 CFF Amendment”), which reduced the royalty rate to less than one percent in exchange for a payment by the Company to CFF of $0.3 million. The Company accounted for this payment as a debt discount at December 31, 2025 and will amortize the amount over a ten-year
period. Upon the successful commercialization of exaluren or any derivative products thereof, the Company will pay the CFF royalties based on future sales.
Prior to October 2025, the 2019 CFF Agreement included an embedded derivative arising from a provision that, upon the occurrence of a change of control or sale or license of funded assets (each a disposition event), the Company would be required to pay the CFF 10% of the consideration received for the disposition event up to three times the amount of funds received from the CFF under the 2022 CFF Agreement. The 2025 CFF Amendment terminated this requirement. With the termination of the embedded derivative-related terms under the 2025 CFF Amendment, the value of the embedded derivative was zero as of December 31, 2025.
In May 2021, the Company received an additional award from the CFF (the “2021 CFF Award”) for up to $2.6 million to help identify optimized oral RMAs for further development in the treatment of cystic fibrosis patients with nonsense mutations. Payment of award amounts are subject to the achievement of certain milestones in connection with the Company’s oral RMA cystic fibrosis development program. The Company was to be required to repay amounts received from the CFF (or specified multiples of such amounts) in certain circumstances, including as royalties on net sales (with royalties capped at eight times the award amount received, the “Royalty Cap”), and, in the event of a disposition of the underlying asset. The funding provided to the Company is accounted for as an advance from a collaboration partner within the scope of ASC Topic 730, “Research and Development.” In August 2023, the Company modified the agreement to, among other things, redefine certain milestone goals and marginally increase the low double-digit percentage license disposition payment. During the year ended December 31, 2025, the Company received no milestone payments. During the years ended December 31, 2024 and 2023, the Company received milestone payments of $0.4 million and $0.2 million, respectively.
As of December 31, 2025, 2024, and 2023, the Company had received cumulative total payments of $1.2 million, $1.2 million, and $0.9 million, respectively, under this award, which were recorded as Advances from collaboration partners in the accompanying consolidated financial statements for the years ended December 31, 2025, 2024, and 2023. In October 2025, the 2025 CFF Amendment amended the 2021 CFF Award to terminate the 2021 CFF Award with no further funding to be received by the Company under the agreement and no royalties to be paid by the Company. Upon termination of the 2021 CFF Award in October 2025, the Company recognized the $1.2 million previously received under the award as Other income during the year ended December 31, 2025. Prior to the October 2025 amendment of the 2021 Award, it included an embedded derivative arising from a provision that upon the occurrence of a change of control or sale or license of funded assets, as described above. The 2025 CFF Amendment terminated this requirement. With the termination of the embedded derivative-related terms under the 2025 CFF Amendment, the value of the embedded derivative was zero
as of December 31, 2025.
The Company estimated the fair value of the embedded derivatives, or derivative liabilities, to be zero, $0.1 million, and $0.1 million as of December 31, 2025, 2024, and 2023, respectively, and has recognized this amount on the consolidated balance sheets as derivative liabilities, with the corresponding change in value recognized as the change in fair value of derivative liabilities in other (income) expense, net, in the consolidated statements of operations. During the years ended December 31, 2025, 2024, and 2023, the Company recognized a gain of $0.1 million, zero, and $0.1 million loss, respectively due to the change in fair value of derivative liabilities. With the termination of the embedded derivative related terms under the 2025 CFF Amendment, the value of the embedded derivatives was zero as of December 31, 2025.
Royalty Commitments to the IIA
To date, the Company has received research and development grants from the Israel Innovation Authority (the “IIA”) totaling $2.6 million. No grants were received for the years ended December 31, 2025, 2024, and 2023.
Under the research and development agreements with the IIA and pursuant to applicable law, the Company is required to pay royalties at a low single-digit percentage on sales to end customers of product candidates developed with funds provided by the IIA, up to an amount equal to 100% of the IIA research and development grants received, plus interest. If the Company does not generate sales of product candidates developed with funds provided by the IIA, the Company is not obligated to pay royalties or repay the grants.
As of December 31, 2025, the Company has not commenced the payment obligation of the royalties and has a contingent obligation with respect to royalty-bearing participation received or accrued amounting to $2.8 million, including accrued interest.
Research and License Agreement with Technion Research and Development Foundation Ltd. (“
TRDF
”)
On August 29, 2013, the Company entered into the Research and License Agreement (the “Technion Agreement”) with Technion Research and Development Foundation Ltd. (“TRDF”), which was further amended and supplemented to reflect, among other things, the assignment of patents and extension of research periods, with respect to certain technology relating to aminoglycosides and the redesign of aminoglycosides for the treatment of human genetic diseases caused by premature stop mutations and further results of the research of the technology, in order to develop and commercialize products based on such technology. Under the Technion Agreement, TRDF is obligated to provide the Company with research services for an estimated annual payment of $0.1 million, the precise amount to be agreed by the parties prior to the beginning of each year of the research

period. During the years ended December 31, 2025, 2024, and 2023, no expenses were incurred. As of December 31, 2025, 2024 and 2023, no amounts were recorded in accrued expenses.
In addition, TRDF
granted the Company a license to use, market, sell or
sub-license
the rights of the product developed under the TRDF research results (the “Licensed Product”), as fully defined in the Technion Agreement, for the following considerations: (i) aggregate milestone payments up to total consideration of $6.5 million, to be transferred upon meeting certain milestones as defined in the Technion Agreement; (ii) certain royalties in the low-
to
mid-single-digit
percentage of net sales (subject to change in the case of (a) sublicensing to a big pharmaceutical or biotechnology company, or (b) payment of royalties to third parties, or (c) commercialization by a third party of an authorized generic to a licensed product), for a period until the later of the expiration of a valid claim on the Licensed Product in each country the Licensed Product is sold to or a certain amount of years from the date of the first commercial sale of the Licensed Product in such country; and (iii) a mid-single-digit to low-twenties percentage of any non-royalty
sub-license
income received by the Company from a
sub-licensed
entity. The Company made no milestone or royalty payments to the TRDF during the years ended December 31, 2025, 2024, and 2023.
License Agreement between Zikani and President and Fellows of Harvard College (“Harvard”)
On February 10, 2015, Zikani entered into an agreement with the President and Fellows of Harvard to license certain patent rights owned by Harvard. This license agreement was subsequently amended and restated on March 31, 2020 and further amended on July 17, 2024 (the “Harvard Agreement”). Under the Harvard Agreement, Harvard is entitled to receive clinical and regulatory milestone payments totaling up to $3.6 million in the aggregate per licensed product approved in the United States, European Union, and Japan. The Company is also obligated to make additional royalty payments to Harvard upon the occurrence of certain sales milestones per licensed product up to a mid-single
digit royalty percentage. The royalty percentage depends on the product and whether such licensed product is covered by a valid claim within the certain patent rights that the Company licenses from Harvard. The Company is also obligated to make tiered non-royalty
sublicense income payments of
mid-
digit to low double-tens amounts of any sublicense income. Additionally, the Company is obligated to pay Harvard a percentage of income associated with transferring a priority review voucher from the FDA.
Almirall has agreed to assume responsibility for the payment and performance obligations under the Harvard Agreement as sublicensee which ultimately depends on Almirall’s development and commercialization of
ZKN-013.
Under this agreement, the Company has an exclusive, worldwide, royalty-bearing license under Harvard’s interest in the patent rights, and a non-exclusive,
worldwide, royalty-bearing license under Harvard’s interest in the Harvard know-how,
solely to develop, make, have made, use, offer for sale, sell, have sold and import and export licensed products solely within the field.
Harvard retains the right, for itself and for other
not-for-profit
research organizations, to practice the patent rights within the scope of the license granted above, solely for non-commercial
research, educational and scholarly purposes; provided, that, nothing herein shall be construed as permitting Harvard or any such not-for-profit
research organization to grant any rights to any third party, including any for-profit
sponsor, to practice or exploit any of the patent rights for any commercial purpose that would be inconsistent with the terms of the exclusive license of the patent rights, including any right to develop, manufacture, market or sell licensed products for use in the field; and the United States federal government retains rights in the patent rights pursuant to 35 U.S.C. §§
200-212
and 37 C.F.R. § 401 et seq., and any right granted in this agreement greater than that permitted under 35 U.S.C. §§
200-212
or 37 C.F.R. § 401 et seq. will be deemed modified.
In addition to the license agreement, the Company also reimburses Harvard for certain costs related to the maintenance and further development of patents developed through the founding stockholder’s research. During the years ended December 31, 2025, 2024, and 2023, the Company incurred less than $0.1 million of patent expenses due to
Harvard.

Contingencies
From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. The Company is currently unaware of any material pending legal proceedings to which it is a party or of which its property is the subject. However, the Company may at times in the future become involved in litigation in the ordinary course of business, which may include actions related to or based on its intellectual property and its use, customer claims, employment practices and employee complaints and other events arising out of its operations. When appropriate in management’s estimation, the Company will record adequate reserves in its financial statements for pending litigation. Litigation is subject to inherent uncertainties, and an adverse result in any such matters could adversely impact its reputation, operations, and its financial operating results or overall financial condition.
The Company accounts for contingent liabilities in accordance with ASC Topic 450, “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of December 31, 2025, 2024, and 2023, the Company was not a party to any litigation that is reasonably possible to have a material adverse effect on the Company’s business, financial position, results of operations or cash flows. Legal costs incurred in connection with loss contingencies are expensed as incurred.